UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	Suite 1102
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

/s/	Suzanne E. Werber	Boston, MA	August 13, 2001


Report Type (Check only one.):
 [ X]	13F HOLDINGS REPORT.
 [  ]	13F NOTICE.
 [  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	12
Form 13F Information Table Value Total:	$701,160

List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------
- -------- --------
AES Corp                       COM              00130H105    81386  1890500 SH       SOLE
1890500
AOL Time Warner                COM              00184A105   101495  1915000 SH       SOLE
1915000
Calpine Corp                   COM              131347106    68286  1806500 SH       SOLE
1806500
Cardinal Health                COM              14149Y108    95996  1391250 SH       SOLE
1391250
Compaq Computer                COM              204493100    58024  3787500 SH       SOLE
3787500
First Data                     COM              319963104    69466  1079500 SH       SOLE
1079500
Solectron Corp                 COM              834182107    56089  3065000 SH       SOLE
3065000
Sun Microsystems               COM              866810104    57378  3650000 SH       SOLE
3650000
Tellabs                        COM              879664100      346    17850 SH       SOLE
17850
Texas Instruments              COM              882508104    68505  2147500 SH       SOLE
2147500
Walgreen                       COM              931422109    43644  1266500 SH       SOLE
1266500
i2 Technologies                COM              465754109      544    27500 SH       SOLE
27500